T. ROWE PRICE Hedged Equity Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 91.3%
COMMUNICATION SERVICES 7.7%
Diversified Telecommunication Services 0.4%
AT&T  79,898 1,200
Verizon Communications  229,713 7,445
8,645
Entertainment 1.0%
Activision Blizzard  45,594 4,269
Electronic Arts  8,631 1,039
Netflix (1) 36,146 13,649
Walt Disney (1) 55,483 4,497
23,454
Interactive Media & Services 5.0%
Alphabet, Class A (1) 240,471 31,468
Alphabet, Class C (1) 359,925 47,456
Meta Platforms, Class A (1) 122,786 36,862
115,786
Media 0.5%
Charter Communications, Class A (1) 7,323 3,221
Comcast, Class A  161,563 7,164
Omnicom Group  16,213 1,207
11,592
Wireless Telecommunication Services 0.8%
T-Mobile U.S. (1) 132,623 18,574
18,574
Total Communication Services 178,051
CONSUMER DISCRETIONARY 9.4%
Automobile Components 0.1%
Aptiv (1) 27,270 2,689
Magna International  9,799 525
3,214
Automobiles 1.7%
Rivian Automotive, Class A (1) 95,260 2,313
Tesla (1) 146,969 36,774
39,087
Broadline Retail 2.6%
Amazon.com (1) 478,247 60,795
60,795

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diversified Consumer Services 0.1%
Service Corp International  24,510 1,400
1,400
Hotels, Restaurants & Leisure 2.1%
Airbnb, Class A (1) 9,141 1,254
Booking Holdings (1) 2,175 6,708
Chipotle Mexican Grill (1) 2,919 5,347
Hilton Worldwide Holdings  26,751 4,018
Las Vegas Sands  69,635 3,192
Marriott International, Class A  8,691 1,708
McDonald's  54,765 14,427
Norwegian Cruise Line Holdings (1) 49,100 809
Royal Caribbean Cruises (1) 33,529 3,089
Starbucks  52,874 4,826
Wynn Resorts  22,204 2,052
47,430
Household Durables 0.2%
NVR (1) 719 4,288
4,288
Specialty Retail 2.2%
AutoZone (1) 3,219 8,176
Bath & Body Works  22,500 760
Burlington Stores (1) 10,980 1,486
Home Depot  65,200 19,701
Lowe's  19,408 4,034
O'Reilly Automotive (1) 8,102 7,363
Ross Stores  40,397 4,563
TJX  51,156 4,547
50,630
Textiles, Apparel & Luxury Goods 0.4%
Lululemon Athletica (1) 3,680 1,419
NIKE, Class B  72,981 6,978
8,397
Total Consumer Discretionary 215,241
CONSUMER STAPLES 6.4%
Beverages 1.7%
Coca-Cola  229,621 12,854
Constellation Brands, Class A  19,724 4,957
Keurig Dr Pepper  134,413 4,244
Monster Beverage (1) 57,744 3,058
PepsiCo  87,726 14,864
39,977

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Consumer Staples Distribution & Retail 1.6%
Costco Wholesale  23,055 13,025
Dollar General  17,732 1,876
Dollar Tree (1) 3,231 344
Sysco  28,866 1,907
Target  10,614 1,173
Walmart  113,375 18,132
36,457
Food Products 0.8%
Darling Ingredients (1) 14,279 745
Hershey  17,586 3,519
Kraft Heinz  104,699 3,522
Mondelez International, Class A  139,327 9,669
Tyson Foods, Class A  14,569 736
18,191
Household Products 1.4%
Colgate-Palmolive  113,702 8,085
Kimberly-Clark  10,213 1,234
Procter & Gamble  156,756 22,865
32,184
Personal Care Products 0.3%
elf Beauty (1) 8,848 972
Kenvue  254,915 5,118
6,090
Tobacco 0.6%
Altria Group  47,957 2,017
Philip Morris International  140,380 12,996
15,013
Total Consumer Staples 147,912
ENERGY 4.0%
Energy Equipment & Services 0.4%
Halliburton  87,642 3,550
Schlumberger  100,189 5,841
9,391
Oil, Gas & Consumable Fuels 3.6%
Chesapeake Energy  6,283 542
Chevron  89,234 15,047
ConocoPhillips  97,512 11,682
Diamondback Energy  11,078 1,716
EOG Resources  44,903 5,692
EQT  28,292 1,148
Exxon Mobil  240,078 28,228

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hess  28,819 4,409
Kinder Morgan  75,271 1,248
Marathon Petroleum  36,457 5,517
Pioneer Natural Resources  8,335 1,913
Suncor Energy  40,924 1,407
Valero Energy  12,544 1,778
Williams  81,885 2,759
83,086
Total Energy 92,477
FINANCIALS 11.9%
Banks 2.4%
Bank of America  263,542 7,216
Citigroup  87,713 3,608
Fifth Third Bancorp  135,250 3,426
Huntington Bancshares  225,764 2,348
JPMorgan Chase  150,069 21,763
Regions Financial  13,671 235
Truist Financial  21,892 626
U.S. Bancorp  143,306 4,738
Wells Fargo  289,657 11,835
Western Alliance Bancorp  13,976 642
56,437
Capital Markets 2.2%
Ares Management, Class A  18,610 1,915
Bank of New York Mellon  73,234 3,124
BlackRock  3,142 2,031
Cboe Global Markets  14,794 2,311
Charles Schwab  145,598 7,993
CME Group  23,279 4,661
Goldman Sachs Group  12,864 4,162
Intercontinental Exchange  44,639 4,911
LPL Financial Holdings  8,527 2,027
Moody's  11,507 3,638
Morgan Stanley  83,235 6,798
MSCI  1,998 1,025
S&P Global  13,958 5,100
Tradeweb Markets, Class A  11,824 948
50,644
Consumer Finance 0.3%
American Express  35,569 5,306
Capital One Financial  4,479 435
Discover Financial Services  10,003 867
6,608

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Financial Services 4.6%
Apollo Global Management  31,490 2,826
Berkshire Hathaway, Class B (1) 74,709 26,171
Corebridge Financial  278,411 5,499
Equitable Holdings  124,900 3,546
Fiserv (1) 60,458 6,829
FleetCor Technologies (1) 23,713 6,055
Global Payments  59,251 6,837
Mastercard, Class A  54,820 21,704
Visa, Class A  113,905 26,199
105,666
Insurance 2.4%
Aflac  26,071 2,001
American Financial Group  17,382 1,941
American International Group  143,164 8,676
Chubb  60,631 12,622
Hartford Financial Services Group  123,505 8,758
Marsh & McLennan  48,218 9,176
MetLife  111,920 7,041
RenaissanceRe Holdings  21,608 4,276
54,491
Total Financials 273,846
HEALTH CARE 13.8%
Biotechnology 2.5%
AbbVie  129,067 19,239
Amgen  47,500 12,766
Biogen (1) 6,461 1,661
Gilead Sciences  74,086 5,552
Moderna (1) 4,611 476
Regeneron Pharmaceuticals (1) 10,212 8,404
Vertex Pharmaceuticals (1) 25,724 8,945
57,043
Health Care Equipment & Supplies 2.5%
Abbott Laboratories  53,485 5,180
Baxter International  83,919 3,167
Becton Dickinson & Company  24,569 6,352
Boston Scientific (1) 57,040 3,012
DENTSPLY SIRONA  35,166 1,201
Dexcom (1) 33,737 3,147
Edwards Lifesciences (1) 45,036 3,120
Hologic (1) 31,239 2,168
Intuitive Surgical (1) 26,711 7,807
Medtronic  107,324 8,410

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stryker  24,246 6,626
Teleflex  12,916 2,537
Zimmer Biomet Holdings  39,592 4,443
57,170
Health Care Providers & Services 3.1%
Cencora  23,768 4,277
Cigna Group  32,466 9,288
CVS Health  14,588 1,019
Elevance Health  24,457 10,649
HCA Healthcare  2,987 735
Humana  15,294 7,441
McKesson  13,269 5,770
Molina Healthcare (1) 5,676 1,861
Tenet Healthcare (1) 16,943 1,116
UnitedHealth Group  60,026 30,264
72,420
Life Sciences Tools & Services 1.3%
Agilent Technologies  36,856 4,121
Avantor (1) 68,468 1,443
Charles River Laboratories International (1) 1,575 309
Danaher  35,482 8,803
ICON (1) 4,978 1,226
IQVIA Holdings (1) 5,412 1,065
Thermo Fisher Scientific  24,484 12,393
West Pharmaceutical Services  3,220 1,208
30,568
Pharmaceuticals 4.4%
AstraZeneca, ADR  49,759 3,370
Bristol-Myers Squibb  36,737 2,132
Eli Lilly  64,624 34,711
Johnson & Johnson  128,616 20,032
Merck  166,966 17,189
Novo Nordisk, ADR  44,504 4,047
Pfizer  204,116 6,771
Viatris  391,589 3,861
Zoetis  55,879 9,722
101,835
Total Health Care 319,036
INDUSTRIALS & BUSINESS SERVICES 7.8%
Aerospace & Defense 1.6%
Boeing (1) 55,381 10,615
General Dynamics  16,732 3,697
Howmet Aerospace  38,497 1,781

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Huntington Ingalls Industries  5,577 1,141
L3Harris Technologies  31,111 5,417
Lockheed Martin  5,635 2,305
Northrop Grumman  9,474 4,170
RTX  54,492 3,922
TransDigm Group (1) 5,100 4,300
37,348
Air Freight & Logistics 0.3%
Expeditors International of Washington  15,140 1,735
FedEx  15,818 4,191
5,926
Building Products 0.3%
Carrier Global  72,052 3,977
Johnson Controls International  31,391 1,671
Trane Technologies  6,304 1,279
6,927
Commercial Services & Supplies 0.9%
Cintas  4,293 2,065
Copart (1) 72,412 3,120
Republic Services  38,970 5,554
Waste Connections  71,074 9,545
Waste Management  6,664 1,016
21,300
Construction & Engineering 0.0%
WillScot Mobile Mini Holdings (1) 8,772 365
365
Electrical Equipment 0.3%
AMETEK  24,916 3,682
Emerson Electric  8,289 800
Rockwell Automation  4,927 1,409
5,891
Ground Transportation 1.1%
Canadian National Railway  16,508 1,788
Canadian Pacific Kansas City  9,924 738
CSX  236,512 7,273
JB Hunt Transport Services  14,086 2,656
Norfolk Southern  21,121 4,159
Old Dominion Freight Line  14,307 5,854
Saia (1) 7,065 2,816
25,284
Industrial Conglomerates 1.7%
3M  16,704 1,564

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
General Electric  126,626 13,999
Honeywell International  47,706 8,813
Roper Technologies  29,376 14,226
38,602
Machinery 1.2%
Caterpillar  4,325 1,181
Cummins  37,536 8,576
Deere  6,570 2,479
Ingersoll Rand  65,289 4,160
Otis Worldwide  31,294 2,513
PACCAR  50,315 4,278
Stanley Black & Decker  65,277 5,456
28,643
Passenger Airlines 0.1%
Alaska Air Group (1) 8,275 307
Southwest Airlines  51,448 1,392
United Airlines Holdings (1) 22,314 944
2,643
Professional Services 0.3%
Automatic Data Processing  10,338 2,487
Broadridge Financial Solutions  14,483 2,593
Equifax  4,314 791
5,871
Trading Companies & Distributors 0.0%
United Rentals  1,274 566
566
Total Industrials & Business Services 179,366
INFORMATION TECHNOLOGY 24.2%
Communications Equipment 0.6%
Arista Networks (1) 14,317 2,633
Cisco Systems  129,344 6,954
Motorola Solutions  11,674 3,178
12,765
Electronic Equipment, Instruments & Components 0.5%
Amphenol, Class A  52,263 4,390
Keysight Technologies (1) 8,834 1,169
Teledyne Technologies (1) 8,993 3,674
Trimble (1) 12,909 695
Zebra Technologies, Class A (1) 3,893 921
10,849
IT Services 1.8%
Accenture, Class A  71,867 22,071

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Akamai Technologies (1) 36,043 3,840
Cognizant Technology Solutions, Class A  43,735 2,963
GoDaddy, Class A (1) 36,049 2,685
International Business Machines  44,583 6,255
VeriSign (1) 15,884 3,217
41,031
Semiconductors & Semiconductor Equipment 6.1%
Advanced Micro Devices (1) 38,741 3,983
Analog Devices  10,771 1,886
Applied Materials  28,680 3,971
ASML Holding  5,292 3,115
Broadcom  28,253 23,466
Entegris  17,969 1,687
First Solar (1) 3,275 529
KLA  10,325 4,736
Lam Research  9,376 5,877
Lattice Semiconductor (1) 15,228 1,309
Marvell Technology  30,543 1,653
Monolithic Power Systems  3,960 1,829
NVIDIA  153,778 66,892
ON Semiconductor (1) 82,902 7,706
QUALCOMM  91,748 10,190
Texas Instruments  17,119 2,722
141,551
Software 9.4%
Adobe (1) 28,079 14,317
BILL Holdings (1) 3,429 372
Cadence Design Systems (1) 21,298 4,990
Descartes Systems Group (1) 22,672 1,664
DocuSign (1) 116,393 4,889
Fair Isaac (1) 2,141 1,860
Fortinet (1) 53,703 3,151
Gen Digital  300,899 5,320
Intuit  20,877 10,667
Microsoft  416,278 131,440
Oracle  14,961 1,585
Palo Alto Networks (1) 9,995 2,343
Salesforce (1) 82,256 16,680
Samsara, Class A (1) 8,012 202
ServiceNow (1) 4,587 2,564
Synopsys (1) 17,901 8,216
VMware, Class A (1) 19,448 3,238
Zoom Video Communications, Class A (1) 7,369 515

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zscaler (1) 15,351 2,388
216,401
Technology Hardware, Storage & Peripherals 5.8%
Apple  743,455 127,287
Pure Storage, Class A (1) 89,580 3,191
Western Digital (1) 53,917 2,460
132,938
Total Information Technology 555,535
MATERIALS 1.9%
Chemicals 1.1%
CF Industries Holdings  34,025 2,917
FMC  8,411 563
Linde  43,558 16,219
Nutrien  15,083 931
RPM International  11,156 1,058
Sherwin-Williams  14,612 3,727
25,415
Construction Materials 0.1%
Vulcan Materials  12,228 2,470
2,470
Containers & Packaging 0.4%
Avery Dennison  9,787 1,788
Ball  45,110 2,246
International Paper  37,890 1,344
Packaging Corp. of America  18,635 2,861
Westrock  37,008 1,325
9,564
Metals & Mining 0.2%
Freeport-McMoRan  98,186 3,661
Newmont  23,050 852
Steel Dynamics  8,484 910
5,423
Paper & Forest Products 0.1%
West Fraser Timber  23,255 1,687
1,687
Total Materials 44,559
REAL ESTATE 1.5%
Health Care Real Estate Investment Trusts 0.1%
Welltower, REIT  39,530 3,238
3,238

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Real Estate Investment Trusts 0.4%
Prologis, REIT  55,349 6,211
Rexford Industrial Realty, REIT  51,246 2,529
8,740
Real Estate Management & Development 0.1%
CBRE Group, Class A (1) 12,154 898
CoStar Group (1) 19,525 1,501
2,399
Residential Real Estate Investment Trusts 0.2%
American Homes 4 Rent, Class A, REIT  29,852 1,006
AvalonBay Communities, REIT  12,237 2,101
Equity LifeStyle Properties, REIT  5,615 358
Essex Property Trust, REIT  8,978 1,904
Sun Communities, REIT  3,000 355
5,724
Retail Real Estate Investment Trusts 0.1%
Simon Property Group, REIT  16,666 1,800
1,800
Specialized Real Estate Investment Trusts 0.6%
American Tower, REIT  24,217 3,982
Crown Castle, REIT  5,700 524
Equinix, REIT  6,069 4,408
Extra Space Storage, REIT  15,916 1,935
Public Storage, REIT  9,812 2,586
SBA Communications, REIT  3,405 682
Weyerhaeuser, REIT  21,501 659
14,776
Total Real Estate 36,677
UTILITIES 2.7%
Electric Utilities 1.7%
Duke Energy  27,268 2,407
Evergy  93,529 4,742
FirstEnergy  124,054 4,240
NextEra Energy  168,746 9,667
PG&E (1) 330,161 5,325
Southern  161,448 10,449
Xcel Energy  59,973 3,432
40,262
Multi-Utilities 1.0%
Ameren  57,333 4,290
CMS Energy  56,496 3,001
Consolidated Edison  48,146 4,118

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dominion Energy  166,893 7,455
DTE Energy  13,720 1,362
WEC Energy Group  35,703 2,876
23,102
Total Utilities 63,364
Total Common Stocks (Cost $2,163,191) 2,106,064
SHORT-TERM INVESTMENTS 9.2%
Money Market Funds 8.1%
T. Rowe Price Treasury Reserve Fund, 5.40% (2)(3) 187,665,410 187,665
187,665
U.S. Treasury Obligations 1.1%
U.S. Treasury Bills, 5.302%, 10/5/23 (4) 25,500,000 25,489
25,489
Total Short-Term Investments (Cost $213,150) 213,154
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.3%
OTC Options Purchased 0.3%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index,
Put, 12/15/23 @
4,250.00 (1) 479 205,398 4,388
Wells Fargo Bank
S&P 500 Index,
Put, 12/15/23 @
4,250.00 (1) 169 72,468 1,548
Total Options Purchased (Cost $4,165) 5,936
Total Investments in Securities 100.8%
(Cost $2,380,506) $ 2,325,154
Other Assets Less Liabilities (0.8)% (17,647)
Net Assets 100.0% $ 2,307,507
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
(4) At September 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Hedged Equity Fund

ADR American Depositary Receipts
OTC Over-the-counter
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Hedged Equity Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,647 S&P 500 E-Mini Index contracts 12/23 (356,205) $ 8,177
Long, 2,133 U.S. Treasury Notes ten year contracts 12/23 230,497 (3,061)
Net payments (receipts) of variation margin to date (3,695)
Variation margin receivable (payable) on open futures contracts $ 1,421

T. ROWE PRICE Hedged Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended September 30, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 5.40% $ —# $ — $ 1,136+
Supplementary Investment Schedule
Affiliate
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Treasury Reserve
Fund, 5.40% $  ¤  ¤ $ 187,665^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $1,136 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $187,665.

T. ROWE PRICE Hedged Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Hedged Equity Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Hedged Equity Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.

T. ROWE PRICE Hedged Equity Fund

The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,106,064 $ — $ — $ 2,106,064
Short-Term Investments 187,665 25,489 — 213,154
Options Purchased — 5,936 — 5,936
Total Securities 2,293,729 31,425 — 2,325,154
Futures Contracts* 8,177 — — 8,177
Total $ 2,301,906 $ 31,425 $ — $ 2,333,331
Liabilities
Futures Contracts* $ 3,061 $ — $ — $ 3,061
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Hedged Equity Fund

Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1544-054Q3 09/23